Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

14. Income Taxes

        Income tax expenses (benefit) for the years ended December 31, 2011, 2012 and 2013 consist of the following:

	2011		2012		2013
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	~~W~~	4,878	~~W~~	(16,761)	~~W~~	(13,403)
Foreign		159		(862)		(1,222)

		5,037		(17,623)		(14,625)

Current income taxes
Domestic		3,694		3,715		2,634
Foreign		70		4		—

		3,764		3,719		2,634

Deferred income taxes (benefit)
Domestic		(11,726)		(1,135)		2,474
Foreign		—		—		—

		(11,726)		(1,135)		2,474

Total income tax expenses (benefit)	~~W~~	(7,962)	~~W~~	2,584	~~W~~	5,108

        Income taxes recognized directly in other comprehensive income for the years ended December 31, 2012 and 2013 are ~~W~~104 million and ~~W~~17 million, respectively.

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2012 and 2013 are as follows:

	2012		2013
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	342	~~W~~	294
Allowance for doubtful		660		1,148
Investments in subsidiaries and equity method investees		1,345		232
Depreciation and amortization		1,032		743
Deferred revenue		736		934
Provisions for severance benefits		80		15
Net operation loss carryforwards in subsidiaries		3,703		7,085
Foreign tax credit carryforwards		20,433		19,441
Tax credit carryforwards for research and human resource development		2,763		3,027
Tax credit carryforwards for social insurance for employment increase		—		78
Others		133		106

Total deferred tax assets		31,227		33,103
Less valuation allowance		(19,712)		(24,352)

	~~W~~	11,515	~~W~~	8,751

Deferred tax liabilities
Accrued income	~~W~~	76	~~W~~	80
Depreciation and amortization		—		—
Investments in subsidiaries and equity method investees		347		65
Intangible assets		—		—
Unrealized foreign exchange gains		—		—
Others		—		—

Total deferred tax liabilities		423		145
Net deferred tax assets (liabilities)	~~W~~	11,092	~~W~~	8,606

Reported as
Current portion of deferred income tax assets	~~W~~	2,761	~~W~~	1,433
Non-current deferred income tax assets	~~W~~	8,331	~~W~~	7,173
Non-current deferred income tax liabilities	~~W~~	—	~~W~~	—

        Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Realization of the future tax benefits related to the deferred income tax assets is dependent on many factors, including the Company's ability to generate taxable income within the period during which the temporary differences reverse, the outlook for the economic environment in which the Company operates, and the overall future industry outlook.

        In assessing the realizability of deferred income tax assets, management considered whether it was more likely than not that some portion or all of the deferred income tax assets would not be realized. In particular, a significant portion of the tax credit carryforwards is expected to expire if the Company does not generate sufficient taxable income in Korea as expected. The ultimate realization of deferred income tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences became deductible. Management considered the scheduled reversal of deferred tax liabilities, uncertainty in the future taxable income, the tax structure of the Company and tax planning strategies in making this assessment. In 2012 and 2013, based on the level of historical taxable income and the future taxable income under the Company's business plan over the periods in which the deferred tax assets were deductible, management believed it was more likely than not that ~~W~~7,214 million and ~~W~~2,642 million or 34% and 13% of the deferred tax assets from tax credit carry forwards is realizable for Gravity. For net operating loss carry forwards in 2013, management believed it was more likely than not ~~W~~1,980 million or 100% of the deferred tax assets is realizable for Gravity.

        As of December 31, 2013, Gravity Co., Ltd. in Korea recorded deferred tax assets from temporary differences of ~~W~~2,596 million, foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~18,107 million and ~~W~~1,683 million, respectively, which expire from 2014 to 2018. Based on the Company's historical and projected net and taxable income, the Company determined that it would be able to realize ~~W~~1,488 million or 57% of the temporary differences and ~~W~~2,642 million or 13% of tax credits carryforwards, and recognized a valuation allowance of ~~W~~17,148 million on the amount of available tax credit carryforwards at an effective rate expected to be incurred to Gravity in Korea. Gravity as a controlling company did not recognize the deferred tax assets from outside basis difference amounting to ~~W~~5,118 million on investment in subsidiaries since Gravity has no plan or intention to dispose those entities in the foreseeable future. The deferred tax liabilities from outside basis difference amounting to ~~W~~221 million on investment in subsidiary were also not recognized since Gravity is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

        As of December 31, 2013, Gravity Entertainment Corporation, the Company's 100% owned subsidiary in Japan, recorded deferred tax assets from temporary differences of ~~W~~103 million and available loss carryforwards of ~~W~~28 million which expire from 2014 to 2020. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences and loss carryforwards, and recognized a valuation allowance of ~~W~~131 million on the full amount of the temporary differences and available loss carryforwards at an effective rate expected to be incurred in Japan.

        As of December 31, 2013, Gravity Interactive, Inc., the Company's 100% owned subsidiary in the United States of America, recorded deferred tax assets from available loss carryforwards of ~~W~~2,063 million for federal tax and ~~W~~534 million for state tax, respectively, which expire from 2029 to 2033. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of ~~W~~2,597 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in U.S.

        As of December 31, 2013, Gravity Games Corporation, the Company's 85.50% owned subsidiary in Korea, recorded deferred tax assets from temporary differences of ~~W~~584 million and available loss carryforwards of ~~W~~2,095 million. Also, the subsidiary recorded deferred tax assets from foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~515 million and ~~W~~174 million, respectively, which expire from 2014 to 2018. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~3,368 million on the full amount of the temporary differences, available loss carryforwards and tax credits carryforwards at an effective rate expected to be incurred in Korea.

        The Korean statutory tax rate applicable to the Company is 24.2% for the year ended December 31, 2011, while the Korean statutory tax rate applicable to the Company for the years ended December 31, 2012 and 2013 are 22%. In accordance with the revised Korean Corporate Income Tax Law, the statutory tax rate applicable to the Company is 24.2% until 2011 and 22% thereafter. Deferred taxes are measured using the enacted tax rate expected to apply at the time of reversal, which is 22% for the Company.

        A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense (benefit) is as follows:

	2011		2012		2013
	(In millions of Korean Won)
Tax expense (benefit) at Korean statutory tax rate (2011: 24.2%, 2012, 2013: 22%)	~~W~~	1,219	~~W~~	(3,877)	~~W~~	(3,217)
Income tax exemption		(5)		—		—
Foreign tax credit		(393)		(387)		14
Tax credit carryforwards for research and human resource development		(356)		(997)		(1,104)
Tax credit carryforwards for social insurance for employment increase		—		—		(78)
Foreign tax differential		39		(350)		(156)
Expense not deductible for tax purpose		672		923		38
Change in valuation allowances		(14,112)		5,181		4,640
Tax effect from consolidation of subsidiaries		—		(2,424)		(462)
Loss of control in subsidiaries		1,364		258		—
Effect of change in foreign currency exchange rate		(52)		266		79
Expiration of unused foreign tax credit and unused net operating loss carryforwards		3,635		4,054		5,332
Others		27		(63)		22

Total income tax expense (benefit)	~~W~~	(7,962)	~~W~~	2,584	~~W~~	5,108

        The Company assessed uncertain tax positions and measured unrecognized tax benefits for open tax years in accordance with ASC 740, Income Taxes. The Company's policy is that it recognizes interest expenses and penalties related to income tax matters as a component of income tax expense. Accordingly, the Company assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

        Based on the approach above, the Company assessed the uncertain tax positions and did not record any unrecognized tax benefits as the Company believes that it is more likely than not that there will not be any unrecognized tax benefits.

        In 2011, Gravity was subject to a tax examination by the National Tax Service of Korea for fiscal years 2006 through 2009. As a result of the tax examination, the Company recognized ~~W~~133 million of income tax expense for penalties and ~~W~~608 million of withholding taxes for transfer pricing adjustments that arose from the difference between the actual transaction price and the estimated arm's length price. The ~~W~~133 million of penalties was recorded as a component of the income tax provision, and the ~~W~~608 million of withholding taxes due was recorded as a component of selling, general and administrative expenses for the year ended December 31, 2010. The National Tax Service of Korea is a Korean government agency responsible for tax collection and tax law enforcement.

        Allowances for deferred income tax assets for the three years ended December 31, 2011, 2012 and 2013 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2011
Valuation allowance	~~W~~	28,643	~~W~~	14,112	~~W~~	—	~~W~~	14,531
2012
Valuation allowance		14,531		—		5,181		19,712
2013
Valuation allowance		19,712				4,640		24,352